Financial risk management - D. Financial risk management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Target percent debt in local currency	40.00%
Target percent of debt fixed rate	75.00%
Target percent of debt floating rate	25.00%
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ (20)	$ (12)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 20
Derivative financial liabilities		$ 12